Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on October 10, 2025

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 1,500	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1,502	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention:  Kevin Wolf

 (Address of Principal Executive Offices)(Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Timothy Burdick Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 470-2649

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

()         immediately upon filing pursuant to paragraph (b).

(X)        on October 14, 2025 pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

(  )        on (date) pursuant to paragraph (a)(1).

( )        75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1,495 to its Registration Statement until October 28, 2025. Post-Effective Amendment No. 1,495 to the Trust’s Registration Statement relates to the Winton Managed Futures Trend Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1,495 under the Securities Act of 1933 and Amendment No. 1,497 under the Investment Company Act of 1940, filed on August 13, 2025, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1,500 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 10th day of October, 2025.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Kevin Wolf

By: Kevin Wolf,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	October 10, 2025
Gary Lanzen*	Trustee	October 10, 2025
Anthony Hertl*	Trustee& Chairman	October 10, 2025
Mark Taylor*	Trustee	October 10, 2025
Mark D. Gersten*	Trustee	October 10, 2025
Mark Garbin*	Trustee	October 10, 2025
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	October 10, 2025
Kevin Wolf	President and Principal Executive Officer	October 10, 2025

By:                                                               Date:

/s/ Kevin Wolf                                              October 10, 2025

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, September 1, 2017 and August 5, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 1,001 and No.1,494 respectively, which are hereby incorporated by reference.